Balance Sheet Accounts and Supplemental Disclosures - Schedule of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 29.0	$ 29.0
Accumulated Amortization	15.1	13.6
Net Carrying Amount	13.9	15.4
Customer related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10.7	10.7
Accumulated Amortization	5.4	4.6
Net Carrying Amount	5.3	6.1
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18.3	18.3
Accumulated Amortization	9.7	9.0
Net Carrying Amount	$ 8.6	$ 9.3